Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before tax	£ (18,063)	£ (25,486)	£ (8,165)
Tax on loss at standard U.K. tax rate	(3,432)	(4,906)	(1,633)
Expenses not deductible	1,389	3,899	1,301
Deduction for R&D	(5,554)	(3,051)	(2,629)
Losses surrendered for R&D tax credit	5,554	3,051	2,629
Deferred tax - PY adjustment	49	(49)	24
Overseas tax payable - current year		10
Overseas tax payable - prior years	(3)
R&D tax credit— U.S.	(11)	(61)
R&D tax credit—current year	(4,239)	(2,298)	(1,906)
R&D tax credit—prior years	(19)	(3)	(235)
Deferred tax asset not recognized	2,043	1,007	333
Income tax credit	£ (4,223)	£ (2,401)	£ (2,116)